Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,381,918)	$ (146,072)
Depreciation of property and equipment	9,663	11,753
Amortization of intangible assets	5,256	5,229
Amortization of operating lease right-of-use assets	91,361	84,693
Expected credit loss allowance	19,099	8,147
Changes in assets and liabilities:
Accounts receivable	(56,863)	(100,304)
Contract costs	389,741
Deposits and other current assets	744,436
Accounts payable		128
Contract liabilities	(1,673)	26,622
Accrued liabilities and other payables	(114,595)	(82,415)
Operating lease liabilities	(91,361)	(84,650)
Income tax payable	(15,568)	(24,334)
Net cash used in operating activities	(402,422)	(301,203)
CASH FLOWS FROM FINANCING ACTIVITIES
Deferred public offering cost	(25,000)
Proceeds from shareholders	97,903	389,912
Net cash provided by financing activities	72,903	389,912
Net (decrease) increase in cash and cash equivalents	(329,519)	88,709
Effect of foreign currency translation on cash and cash equivalents	(560)	(17)
Cash and cash equivalents, beginning of period	497,993	130,201
Cash and cash equivalents, end of period	167,914	218,893
Supplementary cash flow information:
Income taxes refund	(15,144)	(28,193)
Listing fees		$ 387,574